UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22363

SteelPath MLP Funds Trust
(Exact name of registrant as specified in charter)

2100 McKinney Avenue, Suite 1401
               Dallas, TX 75201
 (Address of principal executive offices)(zip code)

Gabriel Hammond
SteelPath Fund Advisors, LLC
2100 McKinney Avenue, Suite 1401
               Dallas, TX 75201
(Name and address of agent for service)

Registrant's telephone number, including area code: (214) 740-6040

Date of fiscal year end: November 30

Date of reporting period: February 28, 2011

Item 1.	Schedules of Investments.

SteelPath MLP Select 40 Fund
SCHEDULE OF INVESTMENTS – As of 02/28/2011
(Unaudited)
Description	Shares or Principal Amount	Fair Value

Master Limited Partnership Shares — 104.8%

Coal — 9.2%
Alliance Holdings GP LP	202,341	$11,157,083
Alliance Resource Partners LP	187,397	14,474,544
Natural Resource Partners LP	286,296	10,195,001
Oxford Resource Partners LP	82,500	2,095,500
Rhino Resource Partners LP	129,528	3,327,574
Total Coal		41,249,702

Exploration & Production — 3.2%
EV Energy Partners LP	222,995	10,173,032
Linn Energy LLC	100,694	3,909,948
Total Exploration & Production		14,082,980

Gathering/Processing — 18.2%
Chesapeake Midstream Partners LP	82,003	2,135,358
Copano Energy LLC	200,093	7,245,368
DCP Midstream Partners LP	229,932	9,716,926
MarkWest Energy Partners LP	281,053	12,619,280
Regency Energy Partners LP	440,585	12,235,045
Targa Resources Partners LP	369,574	12,657,910
Western Gas Partners LP	83,513	3,026,511
Williams Partners LP	418,984	21,728,510
Total Gathering/Processing		81,364,908

Natural Gas Pipelines — 35.6%
Boardwalk Pipeline Partners LP	589,640	19,581,944
Cheniere Energy Partners LP	634,855	14,411,209
Duncan Energy Partners LP	291,819	11,885,788
El Paso Pipeline Partners LP	534,109	20,135,909
Energy Transfer Equity LP	510,610	20,521,416
Energy Transfer Partners LP	127,706	7,002,120
Enterprise Products Partners LP	391,924	17,087,886
Niska Gas Storage Partners LLC, Class U	135,304	2,739,906
ONEOK Partners LP	242,855	20,193,393
PAA Natural Gas Storage LP	45,678	1,113,173
Spectra Energy Partners LP	430,125	14,138,209
TC Pipelines LP	192,019	10,418,951
Total Natural Gas Pipelines		159,229,904

Petroleum Transportation — 32.3%
Buckeye Partners LP	237,711	15,408,427
Enbridge Energy Partners LP	252,998	16,960,986
Global Partners LP	251,720	6,871,956
Holly Energy Partners LP	158,419	9,449,693
Magellan Midstream Partners LP	330,886	19,998,750
NuStar Energy LP	243,701	17,095,625
NuStar GP Holdings LLC	230,435	8,505,356
Plains All American Pipeline LP	322,524	21,115,646
Sunoco Logistics Partners LP	194,889	17,245,728
Teekay LNG Partners LP	193,355	7,362,959
TransMontaigne Partners LP	110,463	4,394,218
Total Petroleum Transportation		144,409,344

Propane — 6.3%
Inergy LP	409,090	16,969,053

Suburban Propane Partners LP	190,560	$10,985,784

Total Propane		27,954,837

Total Master Limited Partnership Shares (identified cost $390,815,245)		468,291,675

Short-Term Investments — 4.8%

Money Market — 4.8%
Fidelity Treasury Portfolio, 0.010% (1)	$21,189,667	21,189,667

Total Short-Term Investments (identified cost $21,189,667)		21,189,667

Total Investments — 109.6% (identified cost $412,004,912)		489,481,342

Liabilities in Excess of Other Assets — (9.6)%		(42,776,489)

Net Assets -— 100.0%		$446,704,853

LLC — Limited Liability Company
LP — Limited Partnership
(1) Variable rate security; the coupon rate represents the rate at February 28, 2011.

SteelPath MLP Alpha Fund
SCHEDULE OF INVESTMENTS – As of 02/28/2011
(Unaudited)
Description	Shares or Principal Amount	Fair Value

Master Limited Partnership Shares — 105.8%

Gathering/Processing — 8.4%
Chesapeake Midstream Partners LP	152,967	$3,983,261
Regency Energy Partners LP	595,012	16,523,483
Targa Resources Corp.	53,800	1,763,026
Total Gathering/Processing		22,269,770

Natural Gas Pipelines — 36.9%
Boardwalk Pipeline Partners LP	406,056	13,485,120
El Paso Pipeline Partners LP	367,791	13,865,721
Enterprise Products Partners LP	463,844	20,223,598
Niska Gas Storage Partners LLC, Class U	302,327	6,122,122
ONEOK Partners LP	164,908	13,712,100
PAA Natural Gas Storage LP	22,390	545,644
Spectra Energy Partners LP	450,619	14,811,847
TC Pipelines LP	273,977	14,865,992
Total Natural Gas Pipelines		97,632,144

Petroleum Transportation — 52.7%
Buckeye Partners LP	249,023	16,141,671
Enbridge Energy Partners LP	211,454	14,175,876
Genesis Energy LP	496,375	14,484,223
Holly Energy Partners LP	365,133	21,780,184
Magellan Midstream Partners LP	386,728	23,373,840
NuStar Energy LP	185,668	13,024,610
Plains All American Pipeline LP	254,477	16,660,609
TransMontaigne Partners LP	503,717	20,037,862
Total Petroleum Transportation		139,678,875

Propane — 7.8%
Inergy LP	499,080	20,701,838

Total Master Limited Partnership Shares (identified cost $235,390,753)		280,282,627

Short-Term Investments — 3.2%

Money Market — 3.2%
Fidelity Treasury Portfolio, 0.010% (1)	$8,467,392	8,467,392

Total Short-Term Investments (identified cost $8,467,392)		8,467,392

Total Investments — 109.0% (identified cost $243,858,145)		288,750,019

Liabilities in Excess of Other Assets — (9.0)%		(23,740,531)

Net Assets -— 100.0%		$265,009,488

LLC — Limited Liability Company
LP — Limited Partnership
(1) Variable rate security; the coupon rate represents the rate at February 28, 2011.

SteelPath MLP Income Fund
SCHEDULE OF INVESTMENTS – As of 02/28/2011
(Unaudited)
Description	Shares or Principal Amount	Fair Value

Master Limited Partnership Shares — 105.5%

Coal — 2.4%
Oxford Resource Partners LP	67,500	$1,714,500
Rhino Resource Partners LP	120,472	3,094,926
Total Coal		4,809,426

Exploration & Production — 7.0%
EV Energy Partners LP	255,063	11,635,974
Linn Energy LLC	58,000	2,252,140
Total Exploration & Production		13,888,114

Gathering/Processing — 20.4%
Chesapeake Midstream Partners LP	62,313	1,622,630
Copano Energy LLC	341,919	12,380,887
MarkWest Energy Partners LP	258,691	11,615,226
Regency Energy Partners LP	414,345	11,506,361
Targa Resources Partners LP	95,000	3,253,750
Total Gathering/Processing		40,378,854

Natural Gas Pipelines — 27.1%
Boardwalk Pipeline Partners LP	123,351	4,096,487
Cheniere Energy Partners LP	147,537	3,349,090
Energy Transfer Partners LP	100,000	5,483,000
Enterprise Products Partners LP	294,555	12,842,598
Niska Gas Storage Partners LLC, Class U	238,000	4,819,500
ONEOK Partners LP	127,349	10,589,069
TC Pipelines LP	233,455	12,667,268
Total Natural Gas Pipelines		53,847,012

Petroleum Transportation — 36.7%
Enbridge Energy Partners LP	194,961	13,070,185
Global Partners LP	420,852	11,489,260
Holly Energy Partners LP	222,723	13,285,427
Martin Midstream Partners LP	285,443	11,289,271
NuStar Energy LP	155,506	10,908,746
TransMontaigne Partners LP	323,116	12,853,554
Total Petroleum Transportation		72,896,443

Propane — 11.9%
Ferrellgas Partners LP	393,214	11,163,346
Inergy LP	297,832	12,354,071
Total Propane		23,517,417

Total Master Limited Partnership Shares (identified cost $175,667,719)		209,337,266

Short-Term Investments — 2.4%

Money Market — 2.4%
Fidelity Treasury Portfolio, 0.010% (1)	$4,720,348	4,720,348

Total Short-Term Investments (identified cost $4,720,348)		4,720,348

Total Investments — 107.9% (identified cost $180,388,067)	214,057,614

Liabilities in Excess of Other Assets — (7.9)%	(15,733,547)

Net Assets -— 100.0%	$198,324,067

LLC — Limited Liability Company
LP — Limited Partnership
(1) Variable rate security; the coupon rate represents the rate at February 28, 2011.

THE STEELPATH MLP FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS
February 28, 2011 (Unaudited)

Security Valuations – Securities are valued at market value as of the close of trading on each business day when the New York Stock Exchange (“NYSE”) is open. Securities listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the Over-The-Counter market are valued on the basis of the last sales price as reported by NASDAQ®. Debt securities that mature in fewer than 60 days are valued at amortized cost (unless the Board of Trustees (the “Board”) determines that this method does not represent fair value) if their original maturity was 60 days or less, or by amortizing the value as of the 61st day before maturity if their original term to maturity exceeded 60 days.

A Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event, securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In addition, the pricing committee will review exception priced securities (i.e., securities for which the market value is provided by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the pricing committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board on a quarterly basis.

Security Transactions – Security transactions are recorded on the trade date plus one basis, except for the last day of the fiscal quarter end, when they are recorded on trade date.  Securities sold are determined on a specific identification basis.

Return of Capital Estimates – Distributions received from the Funds’ investments in MLPs generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the period ended February 28, 2011, the Funds estimated that 95% of the MLP distributions received would be treated as return of capital.

Federal Tax Information – At February 28, 2011, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	SteelPath MLP	SteelPath MLP	SteelPath MLP
	Select 40	Alpha	Income
Cost of Investments	$410,805,049	$242,428,033	$179,527,503
Gross Unrealized Appreciation	$78,045,729	$45,475,832	$34,041,244
Gross Unrealized Depreciation	(273,589)	(260,644)	(177,013)
Net Unrealized Appreciation (Depreciation) on Investments	$77,772,140	$45,215,187	$33,864,231

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Footnote Disclosure

U.S. GAAP establishes a hierarchy that prioritizes the various inputs used in determining the value of a fund’s investments. The three broad levels of the hierarchy are described below:

•	Level 1 — quoted prices for active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 — significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2011.

SteelPath MLP Select 40 Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares*	$468,291,675	$-	$-	$468,291,675
Short-Term Investments	21,189,667	-	-	21,189,667
Total	$489,481,342	$-	$-	$489,481,342

SteelPath MLP Alpha Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares*	$280,282,627	$-	$-	$280,282,627
Short-Term Investments	8,467,392	-	-	8,467,392
Total	$288,750,019	$-	$-	$288,750,019

SteelPath MLP Income Fund

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares*	$209,337,266	$-	$-	$209,337,266
Short-Term Investments	4,720,348	-	-	4,720,348
Total	$214,057,614	$-	$-	$214,057,614

* For a detailed break-out of Master Limited Partnerships by major industry classification, please refer to the Schedule of Investments.

The Funds did not hold any Level 2 or Level 3 securities during the period ended February 28, 2011.

Item 2.	Controls and Procedures.

a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)
Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SteelPath MLP Funds Trust

/s/ Gabriel Hammond
By: Gabriel Hammond
President and Principal Executive Officer
Date	April 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Gabriel Hammond
By: Gabriel Hammond
President and Principal Executive Officer
Date	April 25, 2011

/s/ Stuart Cartner
By: Stuart Cartner
Vice President, Treasurer and Principal Financial Officer
Date	April 25, 2011